Management fees (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Counterparty [Line Items]
Management fees	$ 3,689,000	$ 3,911,000
Ship Procurement Services S.A. ("SPS")
Counterparty [Line Items]
Procurement services daily fee	295
Management fees	$ 3,689,000	$ 3,911,000